UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME

TRUST, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Strategic Income

Trust

Portfolio of Investments

July 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGNS - 27.8%
Argentina - 0.9%
Republic of Argentina
5.374%, 8/03/12 (a)(b)	US$	856	$780,170

Australia - 2.8%
Government of Australia
Series 1007
10.00%, 10/15/07	AUD	2,925	2,510,760

Brazil - 0.9%
Republic of Brazil
8.25%, 1/20/34	US$	331	388,925
12.50%, 1/05/16	BRL	655	409,527

			798,452

Indonesia - 0.5%
Indonesia Rupiah Credit Linked Note
12.90%, 6/17/22	IDR	3,656,000	485,560

Japan - 8.7%
Japan Government Five Year Bond
Series 32
0.70%, 9/20/08	JPY	908,100	7,655,513

New Zealand - 2.8%
New Zealand Government Bond
0.00%, 8/22/07	NZD	176	133,511
Series 708
6.00%, 7/15/08		3,170	2,370,747

			2,504,258

Panama - 0.5%
Republic of Panama
9.625%, 2/08/11	US$	375	415,875

Peru - 0.9%
Peru Bono Soberano
8.20%, 8/12/26	PEN	14	5,143
12.25%, 8/10/11		600	231,932
Peru Government International Bond
Series 20YR
5.00%, 3/07/17 (c)	US$	310	308,746
Republic of Peru
7.35%, 7/21/25		200	219,000

			764,821

Russia - 0.8%
Russian Ministry of Finance
Series VII
3.00%, 5/14/11 (a)		702	687,960

Singapore - 0.9%
Singapore Government Bond
3.75%, 9/01/16	SGD	1,145	802,596

Sweden - 5.9%
Government of Sweden
Series 1043
5.00%, 1/28/09	SEK	34,970	5,247,135

Turkey - 0.5%
Turkey Government Bond
Zero Coupon, 11/26/08	TRY	310	193,617
Zero Coupon, 2/04/09		380	230,854

			424,471

United Kingdom - 1.7%
United Kingdom Gilt
7.25%, 12/07/07	GBP	753	1,536,224

Total Sovereigns (cost $23,660,620)			24,613,795

CORPORATES - 15.6%
Canada - 0.2%
Abitibi-Consolidated, Inc.
6.00%, 6/20/13 (a)	US$	275	217,250

Ireland - 1.1%
Anglo Irish Bank Corp.
4.609%, 6/25/14 (b)	EUR	600	825,101
Ardagh Glass Finance PLC
7.125%, 6/15/17 (d)		112	134,845

			959,946

Netherlands - 0.7%
Koninklijke Philips Electronics NV
5.75%, 5/16/08		470	648,578

Sweden - 0.9%
Skandinaviska Enskilda
4.433%, 10/06/14 (b)		600	822,263

United Kingdom - 1.9%
Barclays Bank PLC
Series 3
6.763%, 1/31/08 (b)	GBP	500	1,015,516
Vodafone Group PLC
4.601%, 1/13/12 (b)	EUR	150	206,393
5.70%, 6/15/11	US$	435	437,173

			1,659,082

United States - 10.8%
Altria Group, Inc.
7.75%, 1/15/27		150	177,311
American Express Credit Corp.
5.44%, 2/24/12		435	432,604

Anadarko Petroleum Corp.
5.76%, 9/15/09		435	435,462
Anz Capital Trust 111
4.805%, 12/15/53 (b)	EUR	600	829,592
Aramark Corp.
8.86%, 2/01/15 (b)(d)	US$	200	186,000
Bear Stearns Cos Inc.
5.55%, 11/28/11		440	434,822
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (d)		415	400,794
Capital One Financial
5.64%, 9/10/09 (b)		435	435,227
Cit Group Inc.
5.585%, 4/27/11		440	434,739
Countrywide Home Loans, Inc.
4.53%, 11/24/08 (b)	EUR	300	408,383
Ford Motor Credit Co.
4.95%, 1/15/08 (a)	US$	100	98,763
6.625%, 6/16/08		115	114,242
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	22,000	184,204
Goldman Sachs Group, Inc.
5.76%, 10/07/11	US$	435	435,868
HCA, Inc.
7.58%, 9/15/25 (a)		65	53,356
Hsbc Finance Corp.
5.44%, 3/12/10		435	434,750
International Lease Finance Co.
5.68%, 7/15/11		435	436,703
5.71%, 7/13/12		435	437,086
Ipalco Enterprises, Inc.
8.375%, 11/14/08 (a)		150	151,125
Lehman Brothers Holdings Inc.
5.50%, 5/25/10		435	433,360
5.59%, 1/12/12		440	431,093
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)		105	87,875
Merrill Lynch & Co Inc.
5.59%, 6/05/12		440	431,033
Morgan Stanley
5.60%, 1/09/12		440	432,287
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		316	311,178
Washington Mutual Bank
5.78%, 5/20/13		435	435,161
Wells Fargo & Co.
5.45%, 1/24/12		435	434,408

			9,517,426

Total Corporates (cost $13,732,079)			13,824,545

AGENCY ARMS - 9.5%
Federal Home Loan Mortgage Corp. - 6.5%
5.913%, 4/01/37	844	847,299
6.035%, 8/01/36	1,005	1,013,485
Series 2006
5.85%, 12/01/36 (b)	2,216	2,221,141
6.172%, 12/01/36 (b)	571	575,802
Series 2007
5.948%, 2/01/37 (b)	570	571,892
6.097%, 3/01/37 (b)	561	565,271

		5,794,890

Federal National Mortgage Association - 3.0%
Series 2005
4.171%, 3/01/35 (b)	580	579,380
Series 2006
5.697%, 12/01/36 (b)	912	915,904
5.89%, 11/01/36 (b)	736	742,677
Series 2007
6.052%, 2/01/37 (b)	386	389,495

		2,627,456

Total Agency ARMS (cost $8,428,654)		8,422,346

BANK LOANS - 8.7%
Best Brands Corp.
8.07%, 12/18/12	488	461,212
Dean Foods Company
6.86%, 4/02/14	499	476,306
FirstLight Power Resources, Inc.
9.875%, 4/15/13	1,000	1,010,000
Generac Acquisition Corp.
7.86%, 10/31/13	495	450,450
Infrastrux Group, Inc.
8.57%, 11/03/12	465	450,730
IPC Systems, Inc.
7.61%, 5/11/14	500	460,000
Level 3 Communications
7.61%, 2/13/14	500	476,250
MGM Holdings II
8.61%, 3/15/12	494	476,059
Michaels Stores, Inc.
7.625%, 10/31/13	499	462,171
North Las Vegas
8.07%, 4/20/11	79	74,570
12.32%, 4/20/12	500	485,000
PGT Industries, Inc.
8.32%, 2/14/12	361	346,964
Sorenson Communications, Inc.
7.86%, 4/06/14	494	486,607
Talecris Biotherapeutics Holdings Corp.
8.86%, 12/01/13	498	487,550

Thompson Creek Metals Company
10.09%, 9/30/12	397	392,665
United Subcontractors, Inc.
8.36%, 12/27/12	703	685,142

Total Bank Loans (cost $7,980,978)		7,681,676

FIXED RATE 30-YEARS - 7.5%
Federal National Mortgage Association - 5.6%
Series 2003
5.50%, 6/01/33	1,611	1,563,303
Series 2005
5.50%, 2/01/35 (a)	3,516	3,408,013

		4,971,316

Federal Home Loan Mortgage Corp. - 1.9%
Series 2007
7.00%, 2/01/37	1,628	1,671,483

Total Fixed Rate 30-Years (cost $6,769,582)		6,642,799

NON-AGENCY FIXED RATE CMBS - 6.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	420	415,489
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A2
6.46%, 10/15/36	480	495,915
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.355%, 4/15/40 (c)	790	785,626
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A2B
5.248%, 12/10/46	580	572,570
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43 (c)	830	821,286
Series 2007-LD11, Class A2
5.992%, 6/15/49	530	538,130
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.887%, 6/15/38 (c)	755	755,557
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39 (c)	790	787,350

Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A2
5.736%, 6/15/49	590	596,714

Total Non-Agency Fixed Rate CMBS (cost $5,862,724)		5,768,637

HOME EQUITY LOANS - FLOATING RATES - 4.5%
United States - 4.5%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
5.77%, 4/25/37 (b)	175	170,604
HFC Home Equity Loan Asset Backed Certificates
Series 2007-2, Class M1
5.63%, 7/21/36 (b)	415	413,921
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
5.47%, 4/25/37 (b)	255	253,725
Household Home Equity Loan Trust
Series 2006-1, Class M1
5.60%, 1/20/36 (b)	300	298,591
Lehman XS Trust
Series 2006-18N, Class M2
5.73%, 12/25/36 (b)	415	409,211
Series 2007-2N, Class M1
5.66%, 2/25/37 (b)	395	389,987
Series 2007-4N, Class M1
5.77%, 4/25/37 (b)	400	397,152
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
5.55%, 10/25/36 (b)	200	199,114
Newcastle Mtg
Series 2007
5.45%, 4/25/37 (b)	424	423,337
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.68%, 3/25/37 (b)	135	134,322
Residential Asset Mortgage Products, Inc.
Series 2005-RZ3, Class A1
5.45%, 9/25/35 (b)	211	210,378
Structured Asset Investment Loan Trust
Series 2005-10, Class A3
5.41%, 12/25/35 (b)	203	202,962
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
5.62%, 4/25/34 (b)	504	501,157

Total Home Equity Loans - Floating Rates (cost $4,032,281)		4,004,461

NON-AGENCY ADJUSTABLE RATES - 3.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
6.027%, 12/25/35 (b)	207	206,786
Series 2007-OA3, Class M1
5.63%, 4/25/47 (b)	120	118,439
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
7.022%, 3/25/36 (b)	612	627,289
Morgan Stanley Structered Trust
5.51%, 6/25/37 (b)	430	428,981
Residential Accredit Loans, Inc.
Series 2006-QO7, Class M1
5.73%, 9/25/46 (b)	325	322,793
Structured Adjustable Rate Mortgage Loan
Series 2004-20, Class B1
5.84%, 1/25/35 (b)	209	208,448
Wamu Mortgage Pass Through Certificates
Series 2007-OA5, Class 1A
5.777%, 6/25/47 (b)	632	630,871
Washington Mutual Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
5.92%, 10/25/45 (b)	209	208,562
Washington Mutual, Inc.
Series 2006-AR17, Class B1
5.71%, 12/25/46 (b)	299	297,984

Total Non-Agency Adjustable Rates (cost $3,054,018)		3,050,153

NON-AGENCY ARMS - 2.5%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.763%, 5/20/36 (c)	388	388,084
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.25%, 5/25/36 (c)	383	384,317
Series 2007-1, Class 21A1
5.75%, 1/25/47 (c)	515	513,145
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
7.018%, 6/25/46 (c)	428	433,312
JPMorgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (c)	500	503,466

Total Non-Agency ARMS (cost $2,226,531)		2,222,324

AGENCY ADJUSTABLE RATES - 2.2%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
5.74%, 7/15/23 (b)	1,137	1,133,754

Freddie Mac REMICS
Series 2005-3067, Class FA
5.67%, 11/15/35 (b)		776	779,436

Total Agency Adjustable Rates (cost $1,917,014)			1,913,190

NON-AGENCY FIXED RATES - 1.7%
Countrywide Alternative Loan Trust
Series 2006-J8, Class A2
6.00%, 2/25/37		353	351,464
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.159%, 12/25/35		347	343,036
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (c)		200	200,872
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37		259	260,358
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.518%, 8/25/36 (c)		323	321,560

Total Non-Agency Fixed Rates (cost $1,479,634)			1,477,290

AGENCIES - 1.0%
Canada Housing
3.70%, 9/15/08 (d) (cost $870,889)	CAD	935	866,330

OTHER - FLOATING RATES - 0.6%
United States - 0.6%
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
6.01%, 4/09/47 (b)(d)	US$	280	224,081
Topanga CDO Ltd.
Series 2006-2A, Class A1
5.80%, 12/10/46 (b)(d)		350	316,232

Total Other - Floating Rates (cost $624,233)			540,313

HOME EQUITY LOANS - FIXED RATES - 0.4%
United States - 0.4%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37		288	287,686
Nationstar Nim Trust
Series 2007-A, Class A
9.97%, 3/25/37 (d)		51	50,511

Total Home Equity Loans - Fixed Rates (cost $338,882)			338,197

NON-AGENCY ADJUSTABLE RATE CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
5.79%, 10/15/21 (b)(d)		190	190,000
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
5.80%, 3/06/20 (b)(d)		105	104,606

Total Non-Agency Adjustable Rate CMBS (cost $295,000)			294,606

INFLATION-LINKED SECURITIES - 0.2%
Cayman Islands - 0.2%
Unibanco Grand Cayman
8.70%, 2/11/10 (d) (cost $114,737)	BRL	250	134,312

MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transp Auth MBIA
6.60%, 10/01/29 (cost $117,369)	US$	100	111,127

SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.8%
Deutsche Bank Securities, Inc. 5.23%, dated 7/31/07, due 8/01/07 in the amount of $3,400,494 (cost $3,400,000; collaterized by $3,540,000 FNMA Discount Note, 0.000%, due 12/14/07, value $3,472,795) (cost $3,400,000)		3,400	3,400,000

Total Investments - 96.4% (cost $84,905,225)			85,306,101
Other assets less liabilities - 3.6%			3,161,303

Net Assets - 100.0%			$88,467,404

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
US 5 Yr Note	4,000	September 2007	$418,719	$421,875	$3,156
Sold Contracts
Euro-Bobl Future	22,000	September 2007	3,202,565	3,222,431	(19,866)
Long Gilt Future	9,000	September 2007	1,932,368	1,929,078	3,290
US 10 Yr Treasury Note	14,000	September 2007	1,482,797	1,503,906	(21,109)

Sold Contracts (continued)
US 10 Yr Treasury Note	16,000	September 2007	$1,696,625	$1,718,750	$(22,125)
US 10 Yr Treasury Note	14,000	September 2007	1,480,500	1,503,906	(23,406)
US 10 Yr Treasury Note	1,000	September 2007	105,758	107,422	(1,664)
US Treasury Bond	1,000	September 2007	108,492	110,062	(1,570)
US Treasury Bond	2,000	September 2007	219,187	220,125	(938)

					$(84,232)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 8/17/07	174	$162,609	$162,904	$295
Canadian Dollar settling 8/17/07	709	677,296	665,322	(11,974)
Korean Won settling 8/24/07	295,061	321,979	321,239	(740)
Mexican Peso settling 8/03/07	396	36,649	36,097	(552)
Polish Zloty settling 8/13/07	3,819	1,401,757	1,378,013	(23,744)
Sale Contracts:
Australian Dollar settling 9/24/07	313	275,241	266,701	8,540
Canadian Dollar settling 8/17/07	932	877,033	873,650	3,383
Euro Dollar settling 8/28/07	971	1,307,002	1,329,728	(22,726)
Euro Dollar settling 8/28/07	2,021	2,775,195	2,767,779	7,416
Great British Pound settling 9/19/07	54	110,578	108,941	1,637
Japanese Yen settling 8/14/07	26,451	219,114	223,651	(4,537)
Japanese Yen settling 9/21/07	998,068	8,219,422	8,480,932	(261,510)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Korean Won settling 8/24/07	295,061	$318,778	$321,238	$(2,460)
Mexican Peso settling 8/03/07	396	36,802	36,097	705
New Zealand Dollar settling 9/17/07	200	155,491	151,409	4,082
Norwegian Kroner settling 9/10/07	2,202	379,999	377,943	2,056
Polish Zloty settling 8/13/07	3,819	1,331,642	1,378,012	(46,370)
Singapore Dollar settling 8/27/07	1,255	820,452	829,683	(9,231)
Swedish Krona settling 9/27/07	33,902	5,111,687	5,044,705	66,982
Swiss Franc settling 8/13/07	1,987	1,634,271	1,654,478	(20,207)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $5,580,841.

(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2007.

(c)	Variable rate coupon, rate shown as of July 31, 2007.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $2,695,586 or 3.1% of net assets.

An amount equivalent to U.S. $1,501 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2007.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira

Glossary:

FNMA	-	Federal National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 24, 2007